Interest in Other Entities (Details) - Schedule of statement of cash flows - Eventer [Member] - ScoutCam Inc. [Member] $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) [1]
Interest in Other Entities (Details) - Schedule of statement of cash flows [Line Items]
Cash flow used in operating activities	$ (347)
Cash flow used in investing activities	52
Cash flow from financing activities	1,032
Net increase in cash and cash equivalents	$ 737

[1]	translated at the closing rate at the date of that balance sheet